Consolidated Statements of Shareholders’ Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2011	$ 14,325	$ 80,446,578	$ 10,927,248	$ (447,002)	$ 90,941,149	$ (104,908)	$ 90,836,241
Balance (in Shares) at Dec. 31, 2011	110,935,383
Exercise of share options by employees	3	3,197			3,200		3,200
Exercise of share options by employees (in Shares)	20,000
Share-based compensation		713,469			713,469	89,256	802,725
Acquisition of business combination						871,960	871,960
Net unrealized losses on available-for-sale securities, net of tax effects of $5,728			(13,110)		(13,110)		(13,110)
Reclassification adjustment of available-for-sale securities, net of tax effects of nil			45,567		45,567		45,567
Foreign currency translation adjustment			130,115		130,115		130,115
Net income (loss)				(11,855,207)	(11,855,207)	(104,940)	(11,960,147)
Balance at Dec. 31, 2012	14,328	81,163,244	11,089,820	(12,302,209)	79,965,183	751,368	80,716,551
Balance (in Shares) at Dec. 31, 2012	110,955,383
Exercise of share options by employees	25	30,415			30,440		30,440
Exercise of share options by employees (in Shares)	190,250
Share-based compensation		2,960,746			2,960,746	74,376	3,035,122
Acquisition of business combination		191,861			191,861	13,421,370	13,613,231
Foreign currency translation adjustment			1,195,795		1,195,795		1,195,795
Net income (loss)				(8,573,128)	(8,573,128)	399,238	(8,173,890)
Balance at Dec. 31, 2013	14,353	84,346,266	12,285,615	(20,875,337)	75,770,897	14,646,352	90,417,249
Balance (in Shares) at Dec. 31, 2013	111,145,633
Transfer share premium to share capital (Note)	55,718,184	(55,718,184)
Exercise of share options by employees	654,055				654,055		654,055
Exercise of share options by employees (in Shares)	1,164,300
Restricted shares issued	14				14		14
Restricted shares issued (in Shares)	108,000
Share-based compensation		4,540,257			4,540,257	158,696	4,698,953
Business restructure		(8,960,940)			(8,960,940)	613,915	(8,347,025)
Dividends paid to noncontrolling shareholders						(1,030,012)	(1,030,012)
Foreign currency translation adjustment		207	(221,277)		(221,070)		(221,277)
Net income (loss)				(7,167,849)	(7,167,849)	(3,462,879)	(10,630,728)
Balance at Dec. 31, 2014	$ 56,386,606	$ 24,207,606	$ 12,064,338	$ (28,043,186)	$ 64,615,364	$ 10,926,072	$ 75,541,436
Balance (in Shares) at Dec. 31, 2014	112,417,933